Retirement benefit plan - Schedule of defined benefit liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ (30)	$ 370	$ 230
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,978	4,440	3,753
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ (2,008)	$ (4,070)	$ (3,523)